FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	68,491	$1,092,431
Verizon Communications Inc.	40,425	1,503,406

Total Diversified Telecommunication Services		2,595,837

Entertainment - 1.4%
Activision Blizzard Inc.	6,886	580,490	*
Electronic Arts Inc.	2,524	327,363
Live Nation Entertainment Inc.	1,351	123,089	*
Netflix Inc.	4,266	1,879,130	*
Take-Two Interactive Software Inc.	1,506	221,623	*
Walt Disney Co.	17,504	1,562,757	*
Warner Bros. Discovery Inc.	21,079	264,331	*

Total Entertainment		4,958,783

Interactive Media & Services - 5.2%
Alphabet Inc., Class A Shares	57,006	6,823,618	*
Alphabet Inc., Class C Shares	49,038	5,932,127	*
Match Group Inc.	2,741	114,711	*
Meta Platforms Inc., Class A Shares	21,230	6,092,586	*

Total Interactive Media & Services		18,963,042

Media - 0.7%
Charter Communications Inc., Class A Shares	997	366,268	*
Comcast Corp., Class A Shares	39,981	1,661,211
Fox Corp., Class A Shares	2,606	88,604
Fox Corp., Class B Shares	1,385	44,168
Interpublic Group of Cos. Inc.	3,766	145,292
News Corp., Class A Shares	3,527	68,776
News Corp., Class B Shares	1,175	23,171
Omnicom Group Inc.	1,926	183,259
Paramount Global, Class B Shares	4,811	76,543

Total Media		2,657,292

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc.	5,529	767,978	*

TOTAL COMMUNICATION SERVICES		29,942,932

CONSUMER DISCRETIONARY - 10.5%
Automobile Components - 0.1%
Aptiv PLC	2,629	268,395	*
BorgWarner Inc.	2,262	110,634

Total Automobile Components		379,029

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	1

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Automobiles - 2.2%
Ford Motor Co.	37,869	$572,958
General Motors Co.	13,334	514,159
Tesla Inc.	25,855	6,768,063	*

Total Automobiles		7,855,180

Broadline Retail - 3.2%
Amazon.com Inc.	85,666	11,167,420	*
eBay Inc.	5,175	231,271
Etsy Inc.	1,196	101,193	*

Total Broadline Retail		11,499,884

Distributors - 0.1%
Genuine Parts Co.	1,345	227,615
LKQ Corp.	2,497	145,500
Pool Corp.	380	142,363

Total Distributors		515,478

Hotels, Restaurants & Leisure - 2.0%
Booking Holdings Inc.	354	955,917	*
Caesars Entertainment Inc.	2,093	106,680	*
Carnival Corp.	9,853	185,532	*
Chipotle Mexican Grill Inc.	265	566,835	*
Darden Restaurants Inc.	1,159	193,646
Domino’s Pizza Inc.	341	114,914
Expedia Group Inc.	1,373	150,193	*
Hilton Worldwide Holdings Inc.	2,520	366,786
Las Vegas Sands Corp.	3,130	181,540	*
Marriott International Inc., Class A Shares	2,486	456,653
McDonald’s Corp.	7,005	2,090,362
MGM Resorts International	2,921	128,290
Norwegian Cruise Line Holdings Ltd.	3,996	86,993	*
Royal Caribbean Cruises Ltd.	2,127	220,655	*
Starbucks Corp.	10,973	1,086,985
Wynn Resorts Ltd.	1,024	108,145
Yum! Brands Inc.	2,715	376,163

Total Hotels, Restaurants & Leisure		7,376,289

Household Durables - 0.4%
DR Horton Inc.	3,001	365,192
Garmin Ltd.	1,435	149,656
Lennar Corp., Class A Shares	2,405	301,370
Mohawk Industries Inc.	521	53,746	*
Newell Brands Inc.	3,441	29,937
NVR Inc.	29	184,168	*

See Notes to Schedule of Investments.

2	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Household Durables - (continued)
PulteGroup Inc.	2,116	$164,371
Whirlpool Corp.	521	77,520

Total Household Durables		1,325,960

Leisure Products - 0.0%††
Hasbro Inc.	1,230	79,667

Specialty Retail - 2.1%
Advance Auto Parts Inc.	596	41,899
AutoZone Inc.	175	436,338	*
Bath & Body Works Inc.	2,223	83,362
Best Buy Co. Inc.	1,851	151,689
CarMax Inc.	1,535	128,479	*
Home Depot Inc.	9,717	3,018,489
Lowe’s Cos. Inc.	5,721	1,291,230
O’Reilly Automotive Inc.	582	555,985	*
Ross Stores Inc.	3,246	363,974
TJX Cos. Inc.	11,073	938,880
Tractor Supply Co.	1,057	233,703
Ulta Beauty Inc.	478	224,944	*

Total Specialty Retail		7,468,972

Textiles, Apparel & Luxury Goods - 0.4%
NIKE Inc., Class B Shares	11,832	1,305,898
Ralph Lauren Corp.	421	51,909
Tapestry Inc.	2,174	93,047
VF Corp.	3,084	58,874

Total Textiles, Apparel & Luxury Goods		1,509,728

TOTAL CONSUMER DISCRETIONARY		38,010,187

CONSUMER STAPLES - 6.6%
Beverages - 1.7%
Brown-Forman Corp., Class B Shares	1,708	114,060
Coca-Cola Co.	37,398	2,252,108
Constellation Brands Inc., Class A Shares	1,543	379,779
Keurig Dr Pepper Inc.	8,097	253,193
Molson Coors Beverage Co., Class B Shares	1,761	115,944
Monster Beverage Corp.	7,348	422,069	*
PepsiCo Inc.	13,231	2,450,646

Total Beverages		5,987,799

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	4,253	2,289,730
Dollar General Corp.	2,122	360,273
Dollar Tree Inc.	2,013	288,866	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	3

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Consumer Staples Distribution & Retail - (continued)
Kroger Co.	6,212	$291,964
Sysco Corp.	4,862	360,760
Target Corp.	4,426	583,789
Walgreens Boots Alliance Inc.	6,789	193,419
Walmart Inc.	13,478	2,118,472

Total Consumer Staples Distribution & Retail		6,487,273

Food Products - 1.0%
Archer-Daniels-Midland Co.	5,249	396,614
Bunge Ltd.	1,453	137,091
Campbell Soup Co.	1,943	88,815
Conagra Brands Inc.	4,517	152,313
General Mills Inc.	5,651	433,432
Hershey Co.	1,399	349,330
Hormel Foods Corp.	2,789	112,174
JM Smucker Co.	1,016	150,033
Kellogg Co.	2,420	163,108
Kraft Heinz Co.	7,605	269,977
Lamb Weston Holdings Inc.	1,410	162,079
McCormick & Co. Inc., Non Voting Shares	2,431	212,056
Mondelez International Inc., Class A Shares	13,041	951,211
Tyson Foods Inc., Class A Shares	2,760	140,870

Total Food Products		3,719,103

Household Products - 1.4%
Church & Dwight Co. Inc.	2,330	233,536
Clorox Co.	1,203	191,325
Colgate-Palmolive Co.	7,970	614,009
Kimberly-Clark Corp.	3,259	449,937
Procter & Gamble Co.	22,619	3,432,207

Total Household Products		4,921,014

Personal Care Products - 0.1%
Estee Lauder Cos. Inc., Class A Shares	2,213	434,589

Tobacco - 0.6%
Altria Group Inc.	17,181	778,299
Philip Morris International Inc.	14,917	1,456,198

Total Tobacco		2,234,497

TOTAL CONSUMER STAPLES		23,784,275

ENERGY - 4.0%
Energy Equipment & Services - 0.3%
Baker Hughes Co.	9,659	305,321

See Notes to Schedule of Investments.

4	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Energy Equipment & Services - (continued)
Halliburton Co.	8,661	$285,726
Schlumberger NV	13,641	670,046

Total Energy Equipment & Services		1,261,093

Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	2,889	98,717
Chevron Corp.	16,769	2,638,602
ConocoPhillips	11,630	1,204,984
Coterra Energy Inc.	7,310	184,943
Devon Energy Corp.	6,106	295,164
Diamondback Energy Inc.	1,743	228,961
EOG Resources Inc.	5,588	639,491
EQT Corp.	3,397	139,719
Exxon Mobil Corp.	38,838	4,165,376
Hess Corp.	2,659	361,491
Kinder Morgan Inc.	18,802	323,770
Marathon Oil Corp.	5,802	133,562
Marathon Petroleum Corp.	4,077	475,378
Occidental Petroleum Corp.	6,841	402,251
ONEOK Inc.	4,360	269,099
Phillips 66	4,417	421,293
Pioneer Natural Resources Co.	2,242	464,498
Targa Resources Corp.	2,204	167,724
Valero Energy Corp.	3,476	407,735
Williams Cos. Inc.	11,628	379,422

Total Oil, Gas & Consumable Fuels		13,402,180

TOTAL ENERGY		14,663,273

FINANCIALS - 12.2%
Banks - 3.0%
Bank of America Corp.	66,612	1,911,098
Citigroup Inc.	18,738	862,697
Citizens Financial Group Inc.	4,758	124,089
Comerica Inc.	1,223	51,806
Fifth Third Bancorp	6,470	169,579
Huntington Bancshares Inc.	13,708	147,772
JPMorgan Chase & Co.	28,046	4,079,010
KeyCorp	8,821	81,506
M&T Bank Corp.	1,593	197,150
PNC Financial Services Group Inc.	3,827	482,011
Regions Financial Corp.	8,828	157,315
Truist Financial Corp.	12,873	390,696

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	5

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
US Bancorp	13,348	$441,018
Wells Fargo & Co.	36,040	1,538,187
Zions Bancorp NA	1,480	39,753

Total Banks		10,673,687

Capital Markets - 2.6%
Ameriprise Financial Inc.	1,002	332,824
Bank of New York Mellon Corp.	6,828	303,983
BlackRock Inc.	1,440	995,242
Cboe Global Markets Inc.	1,015	140,080
Charles Schwab Corp.	14,270	808,824
CME Group Inc.	3,448	638,880
FactSet Research Systems Inc.	374	149,843
Franklin Resources Inc.	2,709	72,357	(a)
Goldman Sachs Group Inc.	3,194	1,030,193
Intercontinental Exchange Inc.	5,393	609,840
Invesco Ltd.	4,326	72,720
MarketAxess Holdings Inc.	364	95,157
Moody’s Corp.	1,514	526,448
Morgan Stanley	12,504	1,067,842
MSCI Inc.	774	363,230
Nasdaq Inc.	3,197	159,370
Northern Trust Corp.	1,971	146,130
Raymond James Financial Inc.	1,810	187,824
S&P Global Inc.	3,154	1,264,407
State Street Corp.	3,204	234,469
T. Rowe Price Group Inc.	2,156	241,515

Total Capital Markets		9,441,178

Consumer Finance - 0.5%
American Express Co.	5,718	996,076
Capital One Financial Corp.	3,648	398,982
Discover Financial Services	2,443	285,464
Synchrony Financial	4,041	137,071

Total Consumer Finance		1,817,593

Financial Services - 4.1%
Berkshire Hathaway Inc., Class B Shares	17,118	5,837,238	*
Fidelity National Information Services Inc.	5,681	310,751
Fiserv Inc.	5,921	746,934	*
FleetCor Technologies Inc.	702	176,258	*
Global Payments Inc.	2,481	244,428
Jack Henry & Associates Inc.	700	117,131

See Notes to Schedule of Investments.

6	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Financial Services - (continued)
Mastercard Inc., Class A Shares	8,029	$3,157,805
PayPal Holdings Inc.	10,715	715,012	*
Visa Inc., Class A Shares	15,533	3,688,777

Total Financial Services		14,994,334

Insurance - 2.0%
Aflac Inc.	5,260	367,148
Allstate Corp.	2,511	273,799
American International Group Inc.	6,948	399,788
Aon PLC, Class A Shares	1,960	676,592
Arch Capital Group Ltd.	3,599	269,385	*
Arthur J Gallagher & Co.	2,053	450,777
Assurant Inc.	510	64,117
Brown & Brown Inc.	2,233	153,720
Chubb Ltd.	3,989	768,122
Cincinnati Financial Corp.	1,522	148,121
Everest Re Group Ltd.	411	140,504
Globe Life Inc.	871	95,479
Hartford Financial Services Group Inc.	2,953	212,675
Lincoln National Corp.	1,477	38,048
Loews Corp.	1,814	107,715
Marsh & McLennan Cos. Inc.	4,763	895,825
MetLife Inc.	6,190	349,921
Principal Financial Group Inc.	2,120	160,781
Progressive Corp.	5,598	741,007
Prudential Financial Inc.	3,544	312,652
Travelers Cos. Inc.	2,206	383,094
Willis Towers Watson PLC	1,008	237,384
WR Berkley Corp.	1,951	116,202

Total Insurance		7,362,856

TOTAL FINANCIALS		44,289,648

HEALTH CARE - 13.2%
Biotechnology - 1.9%
AbbVie Inc.	16,921	2,279,766
Amgen Inc.	5,131	1,139,185
Biogen Inc.	1,393	396,796	*
Gilead Sciences Inc.	11,989	923,992
Incyte Corp.	1,799	111,988	*
Moderna Inc.	3,162	384,183	*

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	7

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Regeneron Pharmaceuticals Inc.	1,037	$745,126	*
Vertex Pharmaceuticals Inc.	2,473	870,273	*

Total Biotechnology		6,851,309

Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	16,681	1,818,563
Align Technology Inc.	677	239,414	*
Baxter International Inc.	4,797	218,551
Becton Dickinson & Co.	2,718	717,579
Boston Scientific Corp.	13,733	742,818	*
Cooper Cos. Inc.	471	180,596
DENTSPLY SIRONA Inc.	1,954	78,199
Dexcom Inc.	3,697	475,101	*
Edwards Lifesciences Corp.	5,822	549,189	*
GE HealthCare Technologies Inc.	3,496	284,015
Hologic Inc.	2,398	194,166	*
IDEXX Laboratories Inc.	803	403,291	*
Insulet Corp.	676	194,918	*
Intuitive Surgical Inc.	3,354	1,146,867	*
Medtronic PLC	12,781	1,126,006
ResMed Inc.	1,408	307,648
STERIS PLC	951	213,956
Stryker Corp.	3,246	990,322
Teleflex Inc.	461	111,576
Zimmer Biomet Holdings Inc.	1,988	289,453

Total Health Care Equipment & Supplies		10,282,228

Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	1,552	298,651
Cardinal Health Inc.	2,420	228,860
Centene Corp.	5,306	357,890	*
Cigna Group	2,847	798,868
CVS Health Corp.	12,287	849,400
DaVita Inc.	530	53,249	*
Elevance Health Inc.	2,269	1,008,094
HCA Healthcare Inc.	1,979	600,587
Henry Schein Inc.	1,292	104,781	*
Humana Inc.	1,192	532,979
Laboratory Corp. of America Holdings	864	208,509
McKesson Corp.	1,305	557,640
Molina Healthcare Inc.	558	168,092	*
Quest Diagnostics Inc.	1,096	154,054

See Notes to Schedule of Investments.

8	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc.	8,933	$4,293,557
Universal Health Services Inc., Class B Shares	626	98,764

Total Health Care Providers & Services		10,313,975

Life Sciences Tools & Services - 1.6%
Agilent Technologies Inc.	2,865	344,516
Bio-Rad Laboratories Inc., Class A Shares	205	77,720	*
Bio-Techne Corp.	1,488	121,465
Charles River Laboratories International Inc.	489	102,812	*
Danaher Corp.	6,376	1,530,240
Illumina Inc.	1,509	282,922	*
IQVIA Holdings Inc.	1,776	399,192	*
Mettler-Toledo International Inc.	209	274,133	*
Revvity Inc.	1,189	141,241
Thermo Fisher Scientific Inc.	3,701	1,930,997
Waters Corp.	569	151,661	*
West Pharmaceutical Services Inc.	717	274,231

Total Life Sciences Tools & Services		5,631,130

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	20,162	1,289,360
Catalent Inc.	1,707	74,016	*
Eli Lilly & Co.	7,555	3,543,144
Johnson & Johnson	24,943	4,128,565
Merck & Co. Inc.	24,348	2,809,516
Organon & Co.	2,461	51,213
Pfizer Inc.	54,194	1,987,836
Viatris Inc.	11,659	116,357
Zoetis Inc.	4,424	761,857

Total Pharmaceuticals		14,761,864

TOTAL HEALTH CARE		47,840,506

INDUSTRIALS - 8.4%
Aerospace & Defense - 1.6%
Axon Enterprise Inc.	685	133,657	*
Boeing Co.	5,430	1,146,599	*
General Dynamics Corp.	2,172	467,306
Howmet Aerospace Inc.	3,476	172,270
Huntington Ingalls Industries Inc.	388	88,309
L3Harris Technologies Inc.	1,834	359,042
Lockheed Martin Corp.	2,158	993,500
Northrop Grumman Corp.	1,372	625,357
Raytheon Technologies Corp.	14,007	1,372,126

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	9

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Aerospace & Defense - (continued)
Textron Inc.	1,922	$129,985
TransDigm Group Inc.	504	450,662

Total Aerospace & Defense		5,938,813

Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc.	1,112	104,917
Expeditors International of Washington Inc.	1,467	177,698
FedEx Corp.	2,208	547,363
United Parcel Service Inc., Class B Shares	6,951	1,245,967

Total Air Freight & Logistics		2,075,945

Building Products - 0.4%
Allegion PLC	844	101,297
AO Smith Corp.	1,200	87,336
Carrier Global Corp.	8,030	399,171
Johnson Controls International PLC	6,577	448,157
Masco Corp.	2,177	124,916
Trane Technologies PLC	2,177	416,373

Total Building Products		1,577,250

Commercial Services & Supplies - 0.5%
Cintas Corp.	836	415,559
Copart Inc.	4,136	377,244	*
Republic Services Inc.	1,957	299,754
Rollins Inc.	2,278	97,567
Waste Management Inc.	3,577	620,323

Total Commercial Services & Supplies		1,810,447

Construction & Engineering - 0.1%
Quanta Services Inc.	1,390	273,066

Electrical Equipment - 0.6%
AMETEK Inc.	2,215	358,564
Eaton Corp. PLC	3,838	771,822
Emerson Electric Co.	5,451	492,716
Generac Holdings Inc.	597	89,030	*
Rockwell Automation Inc.	1,111	366,019

Total Electrical Equipment		2,078,151

Ground Transportation - 0.8%
CSX Corp.	19,584	667,815
J.B. Hunt Transport Services Inc.	799	144,643
Norfolk Southern Corp.	2,178	493,883
Old Dominion Freight Line Inc.	869	321,313
Union Pacific Corp.	5,839	1,194,776

Total Ground Transportation		2,822,430

See Notes to Schedule of Investments.

10	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Industrial Conglomerates - 0.8%
3M Co.	5,298	$530,277
General Electric Co.	10,422	1,144,857
Honeywell International Inc.	6,383	1,324,472

Total Industrial Conglomerates		2,999,606

Machinery - 1.7%
Caterpillar Inc.	4,949	1,217,701
Cummins Inc.	1,350	330,966
Deere & Co.	2,584	1,047,011
Dover Corp.	1,357	200,361
Fortive Corp.	3,410	254,966
IDEX Corp.	713	153,480
Illinois Tool Works Inc.	2,651	663,174
Ingersoll Rand Inc.	3,860	252,290
Nordson Corp.	510	126,572
Otis Worldwide Corp.	3,933	350,076
PACCAR Inc.	5,046	422,098
Parker-Hannifin Corp.	1,225	477,799
Pentair PLC	1,634	105,556
Snap-on Inc.	510	146,977
Stanley Black & Decker Inc.	1,488	139,441
Westinghouse Air Brake Technologies Corp.	1,725	189,181
Xylem Inc.	2,302	259,251

Total Machinery		6,336,900

Passenger Airlines - 0.2%
Alaska Air Group Inc.	1,219	64,827	*
American Airlines Group Inc.	6,048	108,501	*
Delta Air Lines Inc.	6,093	289,661	*
Southwest Airlines Co.	5,699	206,361
United Airlines Holdings Inc.	3,090	169,548	*

Total Passenger Airlines		838,898

Professional Services - 0.8%
Automatic Data Processing Inc.	3,966	871,687
Broadridge Financial Solutions Inc.	1,129	186,996
Ceridian HCM Holding Inc.	1,459	97,709	*
CoStar Group Inc.	3,926	349,414	*
Equifax Inc.	1,184	278,595
Jacobs Solutions Inc.	1,235	146,829
Leidos Holdings Inc.	1,354	119,802
Paychex Inc.	3,054	341,651
Paycom Software Inc.	472	151,625

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	11

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - (continued)
Robert Half International Inc.	1,071	$80,561
Verisk Analytics Inc.	1,390	314,182

Total Professional Services		2,939,051

Trading Companies & Distributors - 0.3%
Fastenal Co.	5,495	324,150
United Rentals Inc.	660	293,944
W.W. Grainger Inc.	433	341,460

Total Trading Companies & Distributors		959,554

TOTAL INDUSTRIALS		30,650,111

INFORMATION TECHNOLOGY - 27.8%
Communications Equipment - 0.9%
Arista Networks Inc.	2,396	388,296	*
Cisco Systems Inc.	39,342	2,035,555
F5 Inc.	573	83,807	*
Juniper Networks Inc.	3,146	98,564
Motorola Solutions Inc.	1,618	474,527

Total Communications Equipment		3,080,749

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A Shares	5,702	484,385
CDW Corp.	1,292	237,082
Corning Inc.	7,352	257,614
Keysight Technologies Inc.	1,699	284,497	*
TE Connectivity Ltd.	3,001	420,620
Teledyne Technologies Inc.	443	182,122	*
Trimble Inc.	2,365	125,203	*
Zebra Technologies Corp., Class A Shares	485	143,478	*

Total Electronic Equipment, Instruments & Components		2,135,001

IT Services - 1.1%
Accenture PLC, Class A Shares	6,060	1,869,995
Akamai Technologies Inc.	1,461	131,300	*
Cognizant Technology Solutions Corp., Class A Shares	4,832	315,433
DXC Technology Co.	2,217	59,238	*
EPAM Systems Inc.	540	121,365	*
Gartner Inc.	754	264,134	*
International Business Machines Corp.	8,695	1,163,478
VeriSign Inc.	883	199,531	*

Total IT Services		4,124,474

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices Inc.	15,446	1,759,454	*
Analog Devices Inc.	4,850	944,828

See Notes to Schedule of Investments.

12	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Applied Materials Inc.	8,121	$1,173,809
Broadcom Inc.	4,002	3,471,455
Enphase Energy Inc.	1,331	222,916	*
First Solar Inc.	968	184,007	*
Intel Corp.	40,029	1,338,570
KLA Corp.	1,309	634,891
Lam Research Corp.	1,289	828,647
Microchip Technology Inc.	5,293	474,200
Micron Technology Inc.	10,548	665,684
Monolithic Power Systems Inc.	435	235,000
NVIDIA Corp.	23,733	10,039,534
NXP Semiconductors NV	2,478	507,197
ON Semiconductor Corp.	4,137	391,277	*
Qorvo Inc.	974	99,377	*
QUALCOMM Inc.	10,664	1,269,443
Skyworks Solutions Inc.	1,531	169,466
SolarEdge Technologies Inc.	531	142,866	*
Teradyne Inc.	1,466	163,210
Texas Instruments Inc.	8,711	1,568,154

Total Semiconductors & Semiconductor Equipment		26,283,985

Software - 10.1%
Adobe Inc.	4,402	2,152,534	*
ANSYS Inc.	836	276,106	*
Autodesk Inc.	2,043	418,018	*
Cadence Design Systems Inc.	2,608	611,628	*
Fair Isaac Corp.	239	193,401	*
Fortinet Inc.	6,293	475,688	*
Gen Digital Inc.	5,351	99,261
Intuit Inc.	2,691	1,232,989
Microsoft Corp.	71,353	24,298,551
Oracle Corp.	14,758	1,757,530
Palo Alto Networks Inc.	2,902	741,490	*
PTC Inc.	1,011	143,866	*
Roper Technologies Inc.	1,025	492,820
Salesforce Inc.	9,394	1,984,577	*
ServiceNow Inc.	1,957	1,099,775	*
Synopsys Inc.	1,461	636,134	*
Tyler Technologies Inc.	407	169,503	*

Total Software		36,783,871

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	13

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 7.8%
Apple Inc.	141,887	$27,521,821
Hewlett Packard Enterprise Co.	12,489	209,815
HP Inc.	8,345	256,275
NetApp Inc.	2,065	157,766
Seagate Technology Holdings PLC	1,853	114,645
Western Digital Corp.	3,093	117,318	*

Total Technology Hardware, Storage & Peripherals		28,377,640

TOTAL INFORMATION TECHNOLOGY		100,785,720

MATERIALS - 2.5%
Chemicals - 1.7%
Air Products & Chemicals Inc.	2,143	641,893
Albemarle Corp.	1,126	251,199
Celanese Corp.	946	109,547
CF Industries Holdings Inc.	1,898	131,759
Corteva Inc.	6,856	392,849
Dow Inc.	6,801	362,221
DuPont de Nemours Inc.	4,457	318,408
Eastman Chemical Co.	1,113	93,180
Ecolab Inc.	2,363	441,149
FMC Corp.	1,222	127,504
International Flavors & Fragrances Inc.	2,457	195,553
Linde PLC	4,689	1,786,884
LyondellBasell Industries NV, Class A Shares	2,462	226,085
Mosaic Co.	3,087	108,045
PPG Industries Inc.	2,264	335,751
Sherwin-Williams Co.	2,250	597,420

Total Chemicals		6,119,447

Construction Materials - 0.2%
Martin Marietta Materials Inc.	594	274,244
Vulcan Materials Co.	1,267	285,632

Total Construction Materials		559,876

Containers & Packaging - 0.2%
Amcor PLC	13,799	137,714
Avery Dennison Corp.	783	134,519
Ball Corp.	3,090	179,869
International Paper Co.	3,435	109,267
Packaging Corp. of America	841	111,147
Sealed Air Corp.	1,399	55,960
Westrock Co.	2,455	71,367

Total Containers & Packaging		799,843

See Notes to Schedule of Investments.

14	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Metals & Mining - 0.4%
Freeport-McMoRan Inc.	13,848	$553,920
Newmont Corp.	7,562	322,595
Nucor Corp.	2,414	395,848
Steel Dynamics Inc.	1,540	167,752

Total Metals & Mining		1,440,115

TOTAL MATERIALS		8,919,281

REAL ESTATE - 2.4%
Health Care REITs - 0.2%
Healthpeak Properties Inc.	5,448	109,505
Ventas Inc.	3,788	179,059
Welltower Inc.	4,785	387,058

Total Health Care REITs		675,622

Hotel & Resort REITs - 0.0%††
Host Hotels & Resorts Inc.	6,871	115,639

Industrial REITs - 0.3%
Prologis Inc.	8,887	1,089,813

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	1,504	170,689
Boston Properties Inc.	1,343	77,343

Total Office REITs		248,032

Real Estate Management & Development - 0.1%
CBRE Group Inc., Class A Shares	2,985	240,919	*

Residential REITs - 0.3%
AvalonBay Communities Inc.	1,368	258,921
Camden Property Trust	1,052	114,531
Equity Residential	3,258	214,930
Essex Property Trust Inc.	605	141,752
Invitation Homes Inc.	5,555	191,092
Mid-America Apartment Communities Inc.	1,145	173,880
UDR Inc.	2,925	125,658

Total Residential REITs		1,220,764

Retail REITs - 0.3%
Federal Realty Investment Trust	741	71,707
Kimco Realty Corp.	5,839	115,145
Realty Income Corp.	6,462	386,363
Regency Centers Corp.	1,536	94,879
Simon Property Group Inc.	3,128	361,221

Total Retail REITs		1,029,315

Specialized REITs - 1.1%
American Tower Corp.	4,459	864,778

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	15

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialized REITs - (continued)
Crown Castle Inc.	4,145	$472,281
Digital Realty Trust Inc.	2,827	321,911
Equinix Inc.	895	701,626
Extra Space Storage Inc.	1,283	190,975
Iron Mountain Inc.	2,785	158,244
Public Storage	1,513	441,614
SBA Communications Corp.	1,031	238,945
VICI Properties Inc.	9,761	306,788
Weyerhaeuser Co.	7,084	237,385

Total Specialized REITs		3,934,547

TOTAL REAL ESTATE		8,554,651

UTILITIES - 2.5%
Electric Utilities - 1.7%
Alliant Energy Corp.	2,430	127,526
American Electric Power Co. Inc.	4,912	413,590
Constellation Energy Corp.	3,082	282,157
Duke Energy Corp.	7,371	661,474
Edison International	3,720	258,354
Entergy Corp.	2,061	200,680
Evergy Inc.	2,176	127,122
Eversource Energy	3,309	234,674
Exelon Corp.	9,482	386,297
FirstEnergy Corp.	5,175	201,204
NextEra Energy Inc.	19,450	1,443,190
NRG Energy Inc.	2,219	82,968
PG&E Corp.	15,551	268,721	*
Pinnacle West Capital Corp.	1,054	85,859
PPL Corp.	7,011	185,511
Southern Co.	10,506	738,047
Xcel Energy Inc.	5,244	326,020

Total Electric Utilities		6,023,394

Gas Utilities - 0.0%††
Atmos Energy Corp.	1,361	158,339

Independent Power and Renewable Electricity Producers - 0.0%††
AES Corp.	6,303	130,661

Multi-Utilities - 0.7%
Ameren Corp.	2,561	209,157
CenterPoint Energy Inc.	6,177	180,060
CMS Energy Corp.	2,749	161,504
Consolidated Edison Inc.	3,351	302,930

See Notes to Schedule of Investments.

16	Franklin S&P 500 Index Fund 2023 Quarterly Report

FRANKLIN S&P 500 INDEX FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
Dominion Energy Inc.		8,102	$419,603
DTE Energy Co.		2,005	220,590
NiSource Inc.		3,894	106,501
Public Service Enterprise Group Inc.		4,770	298,650
Sempra Energy		3,004	437,352
WEC Energy Group Inc.		3,023	266,749

Total Multi-Utilities			2,603,096

Water Utilities - 0.1%
American Water Works Co. Inc.		1,847	263,659

TOTAL UTILITIES			9,179,149

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $106,090,873)			356,619,733

	RATE
SHORT-TERM INVESTMENTS - 1.6%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,746,686)	5.035%	5,746,686	5,746,686	(b)

TOTAL INVESTMENTS - 99.9% (Cost - $111,837,559)			362,366,419

Other Assets in Excess of Liabilities - 0.1%			458,049

TOTAL NET ASSETS - 100.0%			$362,824,468

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Investment in affiliate. This security is a component of the S&P 500 Index in which the Fund invests (Note 2).

(b)	Rate shown is one-day yield as of the end of the reporting period.

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	28	9/23	$6,137,478	$6,283,550	$146,072

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin S&P 500 Index Fund 2023 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin S&P 500 Index Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

18

Notes to Schedule of Investments (unaudited) (continued)

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

19

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$356,619,733	—	—	$356,619,733
Short-Term Investments†	5,746,686	—	—	5,746,686

Total Investments	$362,366,419	—	—	$362,366,419

Other Financial Instruments:
Futures Contracts††	$146,072	—	—	$146,072

Total	$362,512,491	—	—	$362,512,491

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

The Fund invests in securities that are components of the S&P 500 Index. Franklin Resources Inc. is a component of the S&P 500 Index and is considered to be affiliated with the Fund. Investments in Franklin Resources Inc. were made in accordance to its proportional weighting in the S&P 500 Index. The following transactions were effected in shares of Franklin Resources Inc. for the period ended June 30, 2023:

	Affiliate Value at September 30, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Resources Inc.	$57,200	$1,373	51	—	—

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Franklin Resources Inc.	—	$2,438	$13,784	$72,357

20